Crypto assets held (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Crypto Assets [Abstract]
Crypto assets held, current	¥ 37,876,000,000	¥ 44,680,000,000
Crypto assets held, non-current	186,000,000	43,000,000
Crypto assets held, impairment	¥ 0	¥ 0